Interim Consolidated Statement of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash Flow from operating activities
Loss for the period	€ (14,854)	€ (16,597)
Non-cash adjustments
Goodwill and Intangibles assets - Amortization and impairment	106	95
Property, plant & equipment - Depreciation	735	792
Provision for onerous contract
Change in fair value of contingent consideration payable and other financial liabilities	1,961	2,445
Remeasurement of Recoverable Cash Advances (RCAs)	129	106
Grant income (RCAs and others)	(1,604)	(1,638)
Share-based payment expense	1,090	1,289
Post-employment benefits	0
Change in working capital
Trade receivables, other (non-)current receivables	(738)	(246)
Trade payables, other (non-)current liabilities	990	(878)
Net cash used in operations	(12,185)	(14,633)
Cash Flow from investing activities
Acquisition of Property, Plant & Equipment	(160)	(72)
Acquisitions of Intangible assets	(62)	(1)
Disposals of Property, Plant & Equipment	0
Proceeds from net investment in lease	128	124
Proceeds from short-term investments	0
Net cash from/(used in) investing activities	100	50
Cash Flow from financing activities
Repayments of bank borrowings	(37)	(138)
Repayments of leases	(581)	(628)
Net proceeds from issuance of shares and exercise of warrants	7,617
Proceeds from RCAs & other grants	333	2,695
Repayment of RCAs & other grants	(280)
Net cash from/(used in) financing activities	7,052	1,929
Net cash and cash equivalents at beginning of the period	17,234	39,338
Change in Cash and cash equivalents	(5,227)	(12,653)
Effects of exchange rate changes on cash and cash equivalents	10	7
Net cash and cash equivalents at the end of the period	€ 12,017	€ 26,692